Income Taxes - Summary of Allocation of Income Tax Expense to Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Major components of tax expense (income) [abstract]
Income tax expense as per the consolidated statement of income	₨ 42,777	$ 501	₨ 36,089	₨ 33,992
Income tax included in other comprehensive income on:
Gains/(losses) on investment securities	83		259	(275)
Gains/(losses) on cash flow hedging derivatives	(260)		554	(825)
Remeasurements of the defined benefit plans	49		111	(16)
Total income taxes	₨ 42,649		₨ 37,013	₨ 32,876